Non-Controlling Interest in Versus LLC (Tables)	12 Months Ended
Dec. 31, 2021
Non-Controlling Interest in Versus LLC [Abstract]
Schedule of financial information before intragroup eliminations for non-wholly owned subsidiary
	2021	2020	2019
Non-controlling interest percentage	33.2%	33.2%	58.7%
	($)	($)	($)
Assets
Current	1,488,892	779,123	79,598
Non-current	2,300,268	2,289,645	2,878,711
	3,789,160	3,068,768	2,958,309

Liabilities
Current	763,970	1,020,192	633,784
Non-current	30,661,143	17,329,272	13,742,518
	31,425,113	18,349,464	14,376,302
Net liabilities	(27,635,953)	(15,280,696)	(11,417,993)
Non-controlling interest	(8,621,581)	(5,193,701)	(3,729,041)
Net loss	(17,847,890)	(6,911,040)	(7,256,326)
Net loss attributed to non-controlling interest	(3,448,820)	(1,464,660)	(2,000,962)